Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Operating Leases

On April 14, 2025, the Company entered into a twenty-four (24) month and sixteen (16) day lease for additional office space in Fort Lauderdale, Florida commencing May 1, 2025. Monthly lease payments are $4,857, $9,713, and $9,872 for the periods May 15, 2025, through May 31, 2025, June 1, 2025, through May 31, 2026, and June 1, 2026, through May 31, 2027, respectively.

Upon the lease commencing, the Company recognized an operating right-of-use asset and operating lease liabilities of approximately $217,655 for the present value of the lease payments required over the term of the lease using an incremental borrowing rate of 11.31%.

On March 15, 2024, the Company entered into a thirty-eight (38) month lease for office space commencing April 1, 2024. On April 1, 2024, the Company occupied its new expanded office space in Fort Lauderdale, Florida and received the months of April and May rent free. Monthly lease payments are $10,159, $10,250, $10,420, $10,117, and $10,198 for the periods June 1, 2024, through December 31, 2024, January 1, 2025, through May 31, 2025, June 1, 2025, through September 30, 2025, October 1, 2025, through May 1, 2026, and June 1, 2026, through May 1, 2027, respectively.

Upon the lease commencing, the Company recognized an operating right-of-use asset and operating lease liabilities of approximately $340,401 for the present value of the lease payments required over the term of the lease using an incremental borrowing rate of 12.00%.

Future payments required on the operating lease liabilities, over a weighted average remaining lease term of approximately 0.93 years are as follows:

Year Ending December 31,
2026 (remaining)	$127,953
2027	109,363
Total	237,316
Less present value discount	(13,490)
Total operating lease liabilities	$223,826

During the three months and six months ended June 30, 2026 and 2025, the Company incurred lease expense of $65,128 and $139,262 and $47,464 and $77,723, respectively, included within general and administrative expenses on the condensed consolidated statement of operations.

Legal Matters

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties, or injunctions prohibiting the Company from selling one or more products or engaging in other activities. The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on the Company’s results of operations for that period or future periods. The Company is not presently a party to any material pending or threatened legal proceedings.

On September 23, 2024, GMA submitted a Demand for Arbitration to the American Arbitration Association relating to the repayment of the Notes in the amount of $3,000,000 plus interest. On April 27, 2026, the Company entered into a Settlement Agreement and Release with GMA to resolve all disputes arising from loan agreements in default (See Note 10).

Note 9 - Commitments and Contingencies

Operating Leases

On April 14, 2025, the Company entered into a twenty-four (24) month and sixteen (16) day lease for additional office space in Fort Lauderdale, Florida commencing May 1, 2025. Monthly lease payments are $4,857, $9,713, and $9,872 for the periods May 15, 2025, through May 31, 2025, June 1, 2025, through May 31, 2026, and June 1, 2026, through May 31, 2027, respectively. Further, the Company executed a lease for office equipment which commenced in May 2025 and requires monthly lease payments of $339 through July 2027.

On March 15, 2024, the Company entered into a thirty-eight (38) month lease for office space commencing April 1, 2024. On April 1, 2024, the Company occupied its new expanded office space in Fort Lauderdale, Florida and received the months of April and May rent free. Monthly lease payments are $10,159, $10,250, $10,420, $10,117, and $10,198 for the periods June 1, 2024, through December 31, 2024, January 1, 2025, through May 31, 2025, June 1, 2025, through September 30, 2025, October 1, 2025, through May 1, 2025, and June 1, 2026, through May 1, 2027, respectively. Further, the Company executed a lease for office equipment which commenced April 2024 and requires monthly lease payments of $1,029 through July 2027.

Upon the leases commencing, the Company recognized an operating right-of-use asset and operating lease liabilities of approximately $217,655 and $340,401 for the years ended December 31, 2025, and 2024, respectively, for the present value of the lease payments required over the term of the lease using a weighted average incremental borrowing rate of 12%.

Right-of-use assets are summarized below:

	December 31, 2025	December 31, 2024
Right -of-use assets	$558,056	$340,401
Accumulated amortization	(230,789)	(69,187)
Right -of-use assets, net	$327,267	$271,214

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Operating lease liabilities, current	$225,768	$106,723
Operating lease liabilities, less current portion	105,262	180,235
Total operating lease liabilities	$331,030	$286,958

Future payments required on the operating lease liabilities, over a weighted average remaining lease term of approximately 1.43 are as follows:

Year Ending
2026	252,632
2027	108,491
Total	361,123
Less present value discount	(30,093)
Total operating lease liabilities	$331,030

The following table summarizes the supplemental cash flow information for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Operating cash outflows from lease liabilities	$210,005	$79,345

During the year ended December 31, 2025 and 2024, we incurred lease expense of approximately $193,171 and $88,082 connection with the operating leases, respectively, included within general and administrative expenses on the consolidated statement of operations.

Legal Matters

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties, or injunctions prohibiting the Company from selling one or more products or engaging in other activities. The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on the Company’s results of operations for that period or future periods. The Company is not presently a party to any pending or threatened legal proceedings.

On September 23, 2024, GMA submitted a Demand for Arbitration to the American Arbitration Association relating to the repayment of the Notes in the amount of $3,000,000 plus interest (see Note 6).